UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01442
                                                     -----------

                   Phoenix-Oakhurst Strategic Allocation Fund
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
              ---------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (302) 791-3197
                                                           ---------------

                   Date of fiscal year end: December 31, 2003
                                            -------------------

                     Date of reporting period: June 30, 2003
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



SEMIANNUAL REPORT


o JUNE 30, 2003


[GRAPHIC OMITTED]

OAKHURST(R)

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND


[GRAPHIC OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      I hope you'll take time to review the activities and performance for your fund for the last six months. With this writing, it is encouraging to witness signs that suggest we are moving toward more rewarding markets. These developments present an opportune time for you to review your investments with your financial advisor in order to build and maintain a portfolio that will help you achieve long-term success.

      Keep in mind that the best balance of performance and protection requires discipline and diversification.1 Your investment in Phoenix-Oakhurst Strategic Allocation Fund may help you do that. To learn more about your investments and investing, visit PhoenixInvestments.com.



Sincerely,


/s/ PHILIP R. MCLOUGHLIN


Philip R. McLoughlin
Chairman, Phoenix Funds


JULY 7, 2003



1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

--------------------------------------------------------------------------------

Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

--------------------------------------------------------------------------------

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

                          INVESTMENTS AT JUNE 30, 2003
                                   (UNAUDITED)

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   ------    ------------
U.S. GOVERNMENT SECURITIES--0.5%

U.S. TREASURY NOTES--0.5%
U.S. Treasury Note 3.625%, 5/15/13 .......    AAA     $1,000    $  1,007,812
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,019,967)                                       1,007,812
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--1.7%
Fannie Mae 6%, 12/1/32 ...................    AAA      1,632       1,696,468
GNMA 6.50%, 6/15/28 ......................    AAA        146         153,432
GNMA 6.50%, 11/15/31 .....................    AAA        479         502,777
GNMA 6.50%, 2/15/32 ......................    AAA        489         513,807
GNMA 6.50%, 4/15/32 ......................    AAA        652         684,874
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,449,622)                                       3,551,358
--------------------------------------------------------------------------------

MUNICIPAL BONDS--3.7%

CALIFORNIA--0.1%
Long Beach Pension Obligation Taxable
Unrefunded Balance Revenue
6.87%, 9/1/06 ............................    AAA        220         251,055

FLORIDA--3.2%
Miami Beach Special Obligation Taxable
Pension Funding Project Revenue
8.60%, 9/1/21 ............................    AAA      3,600       4,047,084

Tampa Solid Waste System Revenue
Taxable Series A 6.23%, 10/1/05 ..........    AAA      1,800       1,919,268

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20(e) ........    AAA        595         649,794
                                                                ------------
                                                                   6,616,146
                                                                ------------
NEW YORK--0.4%
New York State Environmental Facilities
Corp. State Service Contract Revenue
6.70%, 3/15/08 ...........................    AAA        600         696,606

--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $7,136,833)                                       7,563,807
--------------------------------------------------------------------------------

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   ------    ------------
ASSET-BACKED SECURITIES--4.0%
ANRC Auto Owner Trust 01-A, A4
4.32%, 6/16/08 ...........................    AAA     $1,600    $  1,657,257

Capital Auto Receivables Asset Trust 02-3,
A2A 3.05%, 9/15/05 .......................    AAA      1,000       1,021,485

Capital Auto Receivables Asset Trust 02-3,
A3 3.58%, 10/16/06 .......................    AAA      1,000       1,040,273

Capital One Master Trust 01-5, A
5.30%, 6/15/09 ...........................    AAA      1,000       1,076,650

Irwin Home Equity 01-2, 2A4
5.68%, 2/25/16 ...........................    AAA        750         763,828

WFS Financial Owner Trust 00-D, A3
6.83%, 7/20/05 ...........................    AAA        255         255,704

WFS Financial Owner Trust 03-1, A4
2.74%, 9/20/10 ...........................    AAA      1,000       1,018,959

Whole Auto Loan Trust 02-1, B
2.91%, 4/15/09 ...........................    A          500         506,406

World Omni Auto Receivables Trust 02-A,
A4 4.05%, 7/15/09 ........................    AAA        750         788,467
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,958,490)                                       8,129,029
--------------------------------------------------------------------------------

CORPORATE BONDS--8.1%

AGRICULTURAL PRODUCTS--0.3%
Corn Products International, Inc.
8.25%, 7/15/07 ...........................    BBB-       500         570,625

AIRLINES--0.4%
Northwest Airlines, Inc. 00-1
8.072%, 10/1/19 ..........................    AAA        292         326,949

US Airways Pass-Through Trust 98-1
6.85%, 1/30/18 ...........................    A          422         393,872
                                                                ------------
                                                                     720,821
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.4%
Janus Capital Group, Inc. 7.75%, 6/15/09 .    BBB+       750         881,962

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   ------    ------------
AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp.
4.75%, 1/15/08 ...........................    BBB+    $  500    $    512,898

BROADCASTING & CABLE TV--0.3%
Comcast Corp. 5.30%, 1/15/14 .............    BBB        500         514,221

CASINOS & GAMING--0.2%
Harrah's Operating Co., Inc.
7.50%, 1/15/09 ...........................    BBB-       250         296,208

MGM Mirage, Inc. 9.75%, 6/1/07 ...........    BB+        100         112,750
                                                                ------------
                                                                     408,958
                                                                ------------
CONSUMER FINANCE--1.0%
Ford Motor Credit Co. 7.25%, 10/25/11 ....    BBB        500         514,036

General Electric Capital Corp. Series MTNA
6%, 6/15/12 ..............................    AAA      1,000       1,128,768

General Motors Acceptance Corp.
6.875%, 8/28/12 ..........................    BBB        500         498,828
                                                                ------------
                                                                   2,141,632
                                                                ------------
DIVERSIFIED COMMERCIAL SERVICES--0.3%
United Rentals North America, Inc. Series B
10.75%, 4/15/08 ..........................    BB-        500         548,750

ENVIRONMENTAL SERVICES--0.3%
Allied Waste Industries, Inc.
7.875%, 3/15/05 ..........................    BB-        500         517,500

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
IMC Global, Inc. 7.625%, 11/1/05 .........    B-         200         213,000

GAS UTILITIES--0.4%
Amerigas Partners/Amerigas Eagle Finance
Corp. Series B 8.875%, 5/20/11 ...........    BB-        750         821,250

HEALTH CARE DISTRIBUTORS--0.3%
AmerisourceBergen Corp. 8.125%, 9/1/08 ...    BB         565         624,325

HEALTH CARE FACILITIES--0.5%
Manor Care, Inc. 7.50%, 6/15/06 ..........    BBB        500         543,581
Tenet Healthcare Corp. 7.375%, 2/1/13 ....    BBB-       500         482,500
                                                                ------------
                                                                   1,026,081
                                                                ------------
HOMEBUILDING--0.3%
Lennar Corp. 7.625%, 3/1/09 ..............    BBB-       500         593,811

INDUSTRIAL MACHINERY--0.5%
ITW Cupids Financial Trust I 144A
6.55%, 12/31/11(d)(h) ....................    AA-      1,000       1,109,098

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   ------    ------------
INSURANCE BROKERS--0.1%
Willis Corroon Corp. 9%, 2/1/09 ..........    BB-     $  210    $    223,650

INTEGRATED OIL & GAS--0.1%
Conoco Funding Co. 5.45%, 10/15/06 .......    A-         250         275,969

INTEGRATED TELECOMMUNICATION SERVICES--0.2%
AT&T Wireless Services, Inc.
7.35%, 3/1/06 ............................    BBB        125         140,268

Verizon Global Funding Corp.
4.375%, 6/1/13 ...........................    A+         375         373,942
                                                                ------------
                                                                     514,210
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--0.1%
Chesapeake Energy Corp.
8.375%, 11/1/08 ..........................    B+         250         271,875

OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
Pemex Project Funding Master Trust
9.125%, 10/13/10 .........................    BBB-       500         605,000

Pemex Project Funding Master Trust 144A
7.375%, 12/15/14(d) ......................    BBB-       750         821,250

TIAA Global Markets 144A
3.875%, 1/22/08(d) .......................    AAA      1,000       1,049,649
                                                                ------------
                                                                   2,475,899
                                                                ------------
PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 5%, 12/3/12 ............    A          500         534,441

RAILROADS--0.3%
Union Pacific Corp. 6.50%, 4/15/12 .......    BBB        500         578,183

THRIFTS & MORTGAGE FINANCE--0.3%
Sovereign Bank 5.125%, 3/15/13 ...........    BBB-       500         516,366
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $15,366,690)                                     16,595,525
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--6.9%
Advanta Mortgage Loan Trust 00-2, A3
7.76%, 5/25/18 ...........................    AAA        422         428,206

CS First Boston Mortgage Securities Corp.
97-C2, A3 6.55%, 1/17/35 .................    AAA      2,750       3,134,884

DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31 ......................    Aaa(c)   2,550       2,906,237

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   ------    ------------
First Horizon Asset Securities, Inc. 01-5,
A3 6.75%, 8/25/31 ........................    AAA     $1,750    $  1,766,133

GMAC Commercial Mortgage Securities,
Inc. 97-C2, A3 6.566%, 4/15/29 ...........   Aaa(c)      750         848,386

J.P. Morgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3
6.26%, 3/15/33 ...........................    AAA      2,250       2,583,810

Nationslink Funding Corp. 96-1, B
7.69%, 12/20/05 ..........................    AAA         34          34,227

Prudential Home Mortgage Securities
94-A, 3B3 6.612%, 4/28/24(e) .............   AAA(c)      285         285,865

Washington Mutual 99-WM3, 2A5
7.50%, 11/19/29 ..........................   Aaa(c)    2,108       2,146,541
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $12,822,885)                                     14,134,289
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--8.4%

AUSTRIA--0.6%
Republic of Austria 5.50%, 10/20/07 ......    AAA      1,000(g)    1,269,838

BRAZIL--0.8%
Federal Republic of Brazil 10%, 1/16/07 ..    B+         500         515,000

Federal Republic of Brazil
11.50%, 3/12/08 ..........................    B+         250         262,500

Federal Republic of Brazil 8%, 4/15/14 ...    B+         924         813,308
                                                                ------------
                                                                   1,590,808
                                                                ------------
BULGARIA--0.3%
Republic of Bulgaria 144A
8.25%, 1/15/15(d) ........................    BB+        415         491,775

Republic of Bulgaria RegS 8.25%, 1/15/15 .    BB+         85         100,725
                                                                ------------
                                                                     592,500
                                                                ------------
CHILE
Republic of Chile 7.125%, 1/11/12 ........     A-        400         465,440
Republic of Chile 5.50%, 1/15/13 .........     A-      1,000       1,058,000
                                                                ------------
                                                                   1,523,440
                                                                ------------
COLOMBIA--0.1%
Republic of Colombia 10%, 1/23/12 ........     BB        250         280,625

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   ------    ------------
COSTA RICA--0.7%
Republic of Costa Rica 144A
9.335%, 5/15/09(d) .......................    BB      $1,190    $  1,389,325

CROATIA--0.3%
Croatia 6.25%, 2/11/09 ...................    BBB-       500(g)      634,746

LITHUANIA--0.2%
Republic of Lithuania 4.50%, 3/5/13 ......    BBB+       350(g)      408,150

MEXICO--2.2%
United Mexican States 7.50%, 1/14/12 .....    BBB-     2,000       2,290,000
United Mexican States 8.125%, 12/30/19 ...    BBB-     1,875       2,137,500
                                                                ------------
                                                                   4,427,500
                                                                ------------
PANAMA--0.5%
Republic of Panama 8.25%, 4/22/08 ........    BB         500         553,750
Republic of Panama 9.375%, 4/1/29 ........    BB         500         578,750
                                                                ------------
                                                                   1,132,500
                                                                ------------
RUSSIA--1.2%
Russian Federation 144A
8.25%, 3/31/10(d) ........................    BB         500         579,375

Russian Federation RegS 5%, 3/31/30(e) ...    BB       2,000       1,945,000
                                                                ------------
                                                                   2,524,375
                                                                ------------
SOUTH AFRICA--0.6%
Republic of South Africa
7.375%, 4/25/12 ..........................    BBB      1,000       1,151,250

VENEZUELA--0.2%
Republic of Venezuela DCB Series DL
1.875%, 12/18/07(e) ......................    CCC+       429         343,929
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $15,396,621)                                     17,268,986
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--2.5%

CAYMAN ISLANDS--0.1%
Triton Energy Ltd. 8.875%, 10/1/07 .......    BBB        250         279,669

CHILE--0.2%
Petropower I Funding Trust 144A
7.36%, 2/15/14(d) ........................    BBB        391         363,685

NETHERLANDS--0.3%
Deutsche Telekom International Finance BV
8.50%, 6/15/10(e) ........................    BBB+       500         614,189

SOUTH KOREA--0.8%
Korea Development Bank 5.50%, 11/13/12 ...    A-       1,500       1,595,788

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND


                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------   ------    ------------
SWEDEN--0.3%
Nordea Bank Sweden AB 144A
5.25%, 11/30/12(d) .......................    A       $  500    $    549,075

TUNISIA--0.6%
Central Bank of Tunisia
7.375%, 4/25/12 ..........................    BBB      1,000       1,165,000

VENEZUELA--0.2%
Corp Andina de Fomento 5.20%, 5/21/13 ....    A          500         506,528
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $4,770,038)                                       5,073,934
--------------------------------------------------------------------------------

                                                      SHARES
                                                      ------
COMMON STOCKS--56.3%

ADVERTISING--0.6%
Harte-Hanks, Inc. ...............................     61,900       1,176,100

AEROSPACE & DEFENSE--2.0%
Alliant Techsystems, Inc.(b) ....................     24,000       1,245,840
Rockwell Collins, Inc. ..........................     43,100       1,061,553
United Technologies Corp. .......................     23,900       1,692,837
                                                                ------------
                                                                   4,000,230
                                                                ------------
AIR FREIGHT & COURIERS--0.4%
FedEx Corp. .....................................     14,600         905,638

APPLICATION SOFTWARE--0.7%
Synopsys, Inc.(b) ...............................     23,000       1,422,550

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Mellon Financial Corp. ..........................     23,000         638,250

BROADCASTING & CABLE TV--0.4%
Liberty Media Corp. Class A(b) ..................     69,500         803,420

CASINOS & GAMING--1.9%
GTECH Holdings Corp. ............................     35,100       1,321,515
Harrah's Entertainment, Inc.(b) .................     29,700       1,195,128
Mandalay Resort Group ...........................     43,100       1,372,735
                                                                ------------
                                                                   3,889,378
                                                                ------------
COMMUNICATIONS EQUIPMENT--1.6%
Cisco Systems, Inc.(b) ..........................    127,000       2,119,630
Emulex Corp.(b) .................................     55,300       1,259,181
                                                                ------------
                                                                   3,378,811
                                                                ------------
COMPUTER & ELECTRONICS RETAIL--0.6%
Best Buy Co., Inc.(b) ...........................     26,000       1,141,920

                                                      SHARES        VALUE
                                                      ------    ------------
COMPUTER HARDWARE--1.1%
International Business Machines Corp. ...........     27,100    $  2,235,750

COMPUTER STORAGE & PERIPHERALS--0.6%
EMC Corp.(b) ....................................    125,700       1,316,079

DATA PROCESSING & OUTSOURCED SERVICES--1.3%
Computer Sciences Corp.(b) ......................     33,800       1,288,456
DST Systems, Inc.(b) ............................     37,600       1,428,800
                                                                ------------
                                                                   2,717,256
                                                                ------------
DIVERSIFIED BANKS--5.0%
Bank of America Corp. ...........................     59,900       4,733,897
FleetBoston Financial Corp. .....................     16,100         478,331
U.S. Bancorp ....................................     67,600       1,656,200
Wells Fargo & Co. ...............................     66,000       3,326,400
                                                                ------------
                                                                  10,194,828
                                                                ------------
DIVERSIFIED CAPITAL MARKETS--1.3%
J.P. Morgan Chase & Co. .........................     76,900       2,628,442

DIVERSIFIED CHEMICALS--0.5%
Engelhard Corp. .................................     38,200         946,214

DIVERSIFIED COMMERCIAL SERVICES--1.0%
ARAMARK Corp. Class B(b) ........................     34,100         764,522
Cendant Corp.(b) ................................     70,000       1,282,400
                                                                ------------
                                                                   2,046,922
                                                                ------------
DRUG RETAIL--0.6%
CVS Corp. .......................................     44,900       1,258,547

ELECTRONIC EQUIPMENT MANUFACTURERS--0.6%
Waters Corp.(b) .................................     43,700       1,272,981

FOOD RETAIL--0.6%
Kroger Co. (The)(b) .............................     40,000         667,200
Safeway, Inc.(b) ................................     26,700         546,282
                                                                ------------
                                                                   1,213,482
                                                                ------------
HEALTH CARE DISTRIBUTORS--1.6%
Omnicare, Inc. ..................................     67,800       2,290,962
Schein (Henry), Inc.(b) .........................     17,600         921,184
                                                                ------------
                                                                   3,212,146
                                                                ------------
HEALTH CARE SERVICES--0.7%
Caremark Rx, Inc.(b) ............................     57,300       1,471,464

HEALTH CARE SUPPLIES--0.7%
Fisher Scientific International, Inc.(b) ........     39,700       1,385,530

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

                                                      SHARES        VALUE
                                                      ------    ------------
HOTELS, RESORTS & CRUISE LINES--0.7%
Royal Caribbean Cruises Ltd. ....................     61,100    $  1,415,076

HOUSEHOLD PRODUCTS--1.2%
Dial Corp. (The) ................................     42,400         824,680
Procter & Gamble Co. (The) ......................     19,200       1,712,256
                                                                ------------
                                                                   2,536,936
                                                                ------------
HOUSEWARES & SPECIALTIES--0.5%
Fortune Brands, Inc. ............................     17,700         923,940

HYPERMARKETS & SUPER CENTERS--0.8%
Wal-Mart Stores, Inc. ...........................     30,300       1,626,201

INDUSTRIAL CONGLOMERATES--2.4%
General Electric Co. ............................    172,500       4,947,300

INTEGRATED OIL & GAS--1.2%
Exxon Mobil Corp. ...............................     71,300       2,560,383

INTEGRATED TELECOMMUNICATION SERVICES--1.7%
AT&T Wireless Services, Inc.(b) .................    114,500         940,045
SBC Communications, Inc. ........................     42,900       1,096,095
Verizon Communications, Inc. ....................     36,800       1,451,760
                                                                ------------
                                                                   3,487,900
                                                                ------------
INVESTMENT BANKING & BROKERAGE--2.1%
E*TRADE Group, Inc.(b) ..........................    191,000       1,623,500
Morgan Stanley ..................................     62,500       2,671,875
                                                                ------------
                                                                   4,295,375
                                                                ------------
LEISURE PRODUCTS--0.5%
Marvel Enterprises, Inc.(b) .....................     52,900       1,010,390

LIFE & HEALTH INSURANCE--0.7%
MetLife, Inc. ...................................     51,900       1,469,808

MANAGED HEALTH CARE--0.4%
First Health Group Corp.(b) .....................     29,800         822,480

MOVIES & ENTERTAINMENT--0.5%
Viacom, Inc. Class B(b) .........................     24,200       1,056,572

MULTI-LINE INSURANCE--0.9%
American International Group, Inc. ..............     34,400       1,898,192

OFFICE SERVICES & SUPPLIES--0.4%
Miller (Herman), Inc. ...........................     36,500         737,665

OIL & GAS DRILLING--1.0%
GlobalSantaFe Corp. .............................     30,600         714,204
Noble Corp.(b) ..................................     29,200       1,001,560
Transocean, Inc.(b) .............................     11,100         243,867
                                                                ------------
                                                                   1,959,631
                                                                ------------

                                                      SHARES        VALUE
                                                      ------    ------------
OIL & GAS EQUIPMENT & SERVICES--0.7%
Baker Hughes, Inc. ..............................     15,700    $    527,049
Schlumberger Ltd. ...............................     21,000         998,970
                                                                ------------
                                                                   1,526,019
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--0.9%
Anadarko Petroleum Corp. ........................     41,900       1,863,293

OTHER DIVERSIFIED FINANCIAL SERVICES--2.0%
Citigroup, Inc. .................................     94,300       4,036,040

PACKAGED FOODS & MEATS--1.1%
Dean Foods Co.(b) ...............................     35,250       1,110,375
Kellogg Co. .....................................     35,200       1,209,824
                                                                ------------
                                                                   2,320,199
                                                                ------------
PERSONAL PRODUCTS--0.6%
Alberto-Culver Co. Class B ......................     23,500       1,200,850

PHARMACEUTICALS--5.1%
Johnson & Johnson ...............................     72,200       3,732,740
Merck & Co., Inc. ...............................     31,000       1,877,050
Mylan Laboratories, Inc. ........................     31,800       1,105,686
Pfizer, Inc. ....................................    106,600       3,640,390
                                                                ------------
                                                                  10,355,866
                                                                ------------
PROPERTY & CASUALTY INSURANCE--0.4%
Allstate Corp. (The) ............................     25,700         916,205

SEMICONDUCTOR EQUIPMENT--0.5%
Applied Materials, Inc.(b) ......................     43,800         694,668
Teradyne, Inc.(b) ...............................     24,000         415,440
                                                                ------------
                                                                   1,110,108
                                                                ------------
SEMICONDUCTORS--0.6%
Intel Corp. .....................................     63,700       1,323,941

SOFT DRINKS--1.6%
Coca-Cola Co. (The) .............................     18,700         867,867
PepsiCo, Inc. ...................................     53,600       2,385,200
                                                                ------------
                                                                   3,253,067
                                                                ------------
SPECIALIZED FINANCE--0.7%
CIT Group, Inc. .................................     54,700       1,348,355

SPECIALTY STORES--0.2%
Office Depot, Inc.(b) ...........................     29,100         422,241

SYSTEMS SOFTWARE--2.1%
Microsoft Corp. .................................    167,100       4,279,431

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

                                                      SHARES        VALUE
                                                      ------    ------------
TECHNOLOGY DISTRIBUTORS--0.4%
Avnet, Inc.(b) ..................................     69,700    $    883,796

TRUCKING--0.3%
Swift Transportation Co., Inc.(b) ...............     32,400         603,288
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $102,614,564)                                   115,446,486
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS--1.4%

HEALTH CARE SUPPLIES--0.2%
Alcon, Inc. (Switzerland) .......................      7,200         329,040

IT CONSULTING & OTHER SERVICES--0.8%
Accenture Ltd. Class A (Bermuda)(b) .............     92,400       1,671,516

PROPERTY & CASUALTY INSURANCE--0.4%
ACE Ltd. (Bermuda) ..............................     26,500         908,685
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,649,929)                                       2,909,241
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS--1.3%
SPDR Trust Series I .............................     26,400       2,577,432
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $3,468,207)                                       2,577,432
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.8%
(IDENTIFIED COST $176,653,846)                                   194,257,899
--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------    ------------
SHORT-TERM OBLIGATIONS--5.2%

MONEY MARKET MUTUAL FUNDS--0.9%
AIM Short-Term Investments Co. Liquid
Assets Portfolio - Institutional Shares
(1.08% seven day effective yield)(f)                 389,304    $    389,304

Janus Money Market Fund - Institutional
Shares (1.09% seven day effective
yield)(f) .......................................  1,466,936       1,466,936
                                                                ------------
                                                                   1,856,240
                                                                ------------

                                            STANDARD   PAR
                                            & POOR'S  VALUE
                                             RATING   (000)
                                            --------  ------
COMMERCIAL PAPER--4.3%
Corporate Asset Funding Co.
1.10%, 7/1/03 ............................    A-1+    $1,540       1,540,000

Receivables Capital Corp. 1.02%, 7/10/03 .    A-1+     2,500       2,499,363

International Lease Finance Corp.
1.07%, 7/21/03 ...........................    A-1+     2,185       2,183,701

Special Purpose Accounts Receivable
Cooperative Corp. 1.16%, 8/6/03 ..........    A-1      1,000         998,840

Private Export Funding Corp.
1.23%, 9/30/03 ...........................    A-1+     1,545       1,541,016
                                                                ------------
                                                                   8,762,920
                                                                ------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $10,618,340)                                     10,619,160
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $187,272,186)                                   204,877,059(a)

Other assets and liabilities, net--0.0%                               50,824

NET ASSETS--100.0%                                              $204,927,883
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $22,125,963 and gross depreciation of $4,721,365 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $187,472,461.
(b) Non-income producing.
(c) As rated by Moody's or Fitch.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities amounted to a value of $6,353,232 or 3.1% of net assets.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f) Represents securities purchased with cash collateral received for securities on loan.
(g) Par value represents Euro.
(h) Illiquid. At June 30, 2003, this security amounted to a value of $1,109,098 or 0.5% of net assets.

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value, including
   $1,829,581 of securities on loan
   (Identified cost $187,272,186)                             $204,877,059
Cash                                                             2,262,607
Receivables
   Investment securities sold                                    7,699,706
   Interest and dividends                                          982,658
   Fund shares sold                                                  4,384
   Receivable from adviser                                             366
Prepaid expenses                                                       139
                                                              ------------
     Total assets                                              215,826,919
                                                              ------------
LIABILITIES
Payables
   Investment securities purchased                               8,723,350
   Fund shares repurchased                                          25,015
   Collateral on securities loaned                               1,856,240
   Investment advisory fee                                         110,445
   Transfer agent fee                                               67,077
   Distribution and service fees                                    46,098
   Financial agent fee                                              13,898
   Trustees' fee                                                     3,411
Accrued expenses                                                    53,502
                                                              ------------
     Total liabilities                                          10,899,036
                                                              ------------
NET ASSETS                                                    $204,927,883
                                                              ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $200,390,441
Undistributed net investment income                                147,591
Accumulated net realized loss                                  (13,217,443)
Net unrealized appreciation                                     17,607,294
                                                              ------------
NET ASSETS                                                    $204,927,883
                                                              ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $199,098,668)            14,350,882
Net asset value per share                                           $13.87
Offering price per share $13.87/(1-5.75%)                           $14.72

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $5,829,215)                 426,625
Net asset value and offering price per share                        $13.66


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                         $ 2,450,838
Dividends                                                            945,817
Security lending                                                          99
Foreign taxes withheld                                                  (876)
                                                                 -----------
     Total investment income                                       3,395,878
                                                                 -----------
EXPENSES
Investment advisory fee                                              635,874
Service fees, Class A                                                237,048
Distribution and service fees, Class B                                30,075
Financial agent fee                                                   80,059
Transfer agent                                                       181,274
Registration                                                          22,606
Custodian                                                             20,039
Professional                                                          19,543
Printing                                                              15,709
Trustees                                                              13,465
Miscellaneous                                                         16,476
                                                                 -----------
     Total expenses                                                1,272,168
     Custodian fees paid indirectly                                     (185)
                                                                 -----------
     Net expenses                                                  1,271,983
                                                                 -----------
NET INVESTMENT INCOME                                              2,123,895
                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (1,144,408)
Net realized loss on foreign currency                                (42,573)
Net change in unrealized appreciation (depreciation) on
   investments                                                    15,355,100
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                  2,420
                                                                 -----------
NET GAIN ON INVESTMENTS                                           14,170,539
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $16,294,434
                                                                 ===========

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months
                                                                                     Ended
                                                                                    6/30/03           Year Ended
                                                                                  (Unaudited)          12/31/02
                                                                                 ------------        ------------
FROM OPERATIONS
   Net investment income (loss)                                                  $  2,123,895        $  4,813,795
   Net realized gain (loss)                                                        (1,186,981)         (7,531,015)
   Net change in unrealized appreciation (depreciation)                            15,357,520         (26,007,357)
                                                                                 ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 16,294,434         (28,724,577)
                                                                                 ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                  (2,136,937)         (5,005,395)
   Net investment income, Class B                                                     (40,991)           (126,246)
                                                                                 ------------        ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                       (2,177,928)         (5,131,641)
                                                                                 ------------        ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (210,711 and 328,144 shares, respectively)         2,796,479           4,552,779
   Net asset value of shares issued from reinvestment of distributions
     (125,563 and 312,817 shares, respectively)                                     1,761,650           4,192,129
   Cost of shares repurchased (815,051 and 1,979,487 shares, respectively)        (10,694,117)        (26,977,195)
                                                                                 ------------        ------------
Total                                                                              (6,135,988)        (18,232,287)
                                                                                 ------------        ------------
CLASS B
   Proceeds from sales of shares (39,891 and 80,456 shares, respectively)             518,320           1,102,606
   Net asset value of shares issued from reinvestment of distributions
     (2,703 and 8,933 shares, respectively)                                            37,350             118,080
   Cost of shares repurchased (144,226 and 183,577 shares, respectively)           (1,856,499)         (2,442,815)
                                                                                 ------------        ------------
Total                                                                              (1,300,829)         (1,222,129)
                                                                                 ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                       (7,436,817)        (19,454,416)
                                                                                 ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            6,679,689         (53,310,634)

NET ASSETS
   Beginning of period                                                            198,248,194         251,558,828
                                                                                 ------------        ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $147,591 AND $201,624, RESPECTIVELY]                                     $204,927,883        $198,248,194
                                                                                 ============        ============

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS A
                                                   SIX MONTHS     --------------------------------------------------------
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/03      --------------------------------------------------------
                                                   (UNAUDITED)     2002        2001(5)      2000         1999        1998
Net asset value, beginning of period                 $12.92       $14.99       $15.11      $17.56       $17.03      $15.43
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.14(4)      0.30(4)      0.32(4)     0.40         0.32        0.25
   Net realized and unrealized gain (loss)             0.96        (2.04)       (0.09)      (0.52)        1.51        2.80
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.10        (1.74)        0.23       (0.12)        1.83        3.05
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.15)       (0.33)       (0.35)      (0.35)       (0.35)      (0.24)
   Distributions from net realized gains                 --           --           --       (1.98)       (0.95)      (1.21)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                              (0.15)       (0.33)       (0.35)      (2.33)       (1.30)      (1.45)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                              0.95        (2.07)       (0.12)      (2.45)        0.53        1.60
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $13.87       $12.92       $14.99      $15.11       $17.56      $17.03
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                        8.50%(7)   (11.67)%       1.52%      (0.41)%      10.97%      20.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $199,099     $191,529     $242,370    $263,509     $307,130    $318,847
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.28%(2)(6)  1.24 %(2)    1.27%(2)    1.22 %(2)    1.20%(3)    1.17%(2)
   Net investment income                               2.19%(6)     2.20 %       2.14%       2.22 %       1.75%       1.51%
Portfolio turnover                                       49%(7)       80 %         44%         61 %         69%        144%

                                                                                         CLASS B
                                                   SIX MONTHS     --------------------------------------------------------
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/03      --------------------------------------------------------
                                                   (UNAUDITED)     2002        2001(5)      2000         1999        1998
Net asset value, beginning of period                 $12.72       $14.76       $14.88      $17.36       $16.87      $15.30
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.09(4)      0.20(4)      0.20(4)     0.26         0.18        0.12
   Net realized and unrealized gain (loss)             0.95        (2.02)       (0.08)      (0.51)        1.50        2.78
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.04        (1.82)        0.12       (0.25)        1.68        2.90
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.10)       (0.22)       (0.24)      (0.25)       (0.24)      (0.12)
   Distributions from net realized gains                 --           --           --       (1.98)       (0.95)      (1.21)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                              (0.10)       (0.22)       (0.24)      (2.23)       (1.19)      (1.33)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                              0.94        (2.04)       (0.12)      (2.48)        0.49        1.57
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $13.66       $12.72       $14.76      $14.88       $17.36      $16.87
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                        8.14%(7)   (12.36)%       0.78%      (1.21)%      10.14%      19.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $5,829       $6,720       $9,188      $9,894      $12,114     $11,673
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.03%(2)(6)  1.99 %(2)    2.02%(2)    1.97 %(2)    1.95%(3)    1.92%(2)
   Net investment income                               1.45%(6)     1.45 %       1.39%       1.48 %       1.01%       1.75%
Portfolio turnover                                       49%(7)       80 %         44%         61 %         69%        144%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the year ended December 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would be 1.19% and 1.94% for Class A and Class B, respectively.
(4) Computed using average shares outstanding.
(5) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.01 for class B, increase net realized and unrealized gains and losses per share by $0.01 for class B, and decrease the ratio of net investment income to average net assets from 2.16% to 2.14% and from 1.41% to 1.39% for class A and class B, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) Annualized.
(7) Not annualized.

                       See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES
   Phoenix-Oakhurst Strategic Allocation Fund (the "Fund") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to achieve the highest total return consistent with reasonable risk. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution and/or service expenses unique to that class.
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains or losses are determined on the identified cost basis.

C. INCOME TAXES:
   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid the imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of nontaxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

F. SECURITY LENDING:
   The Fund loans securities to qualified brokers through an agreement with State Street Bank and Trust Co. (the Custodian). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED) (CONTINUED)

this securities lending program.Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Fund, the Investment Adviser, Phoenix Investment Counsel, Inc., an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.65% of the average daily net assets of the Fund for the first $1 billion; 0.60% of such value between $1 billion and $2 billion; and 0.55% of such value in excess of $2 billion.
   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $5,874 for Class A shares and deferred sales charges of $3,614 for Class B shares for the six months ended June 30, 2003.
   In addition to these amounts, $2,460 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net sellling commissions.
   In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of each respective class. The Distributor has advised the Fund that of the total amount expensed for the six months ended June 30, 2003, $59,234 was retained by the Distributor, $195,810 was paid to unaffiliated participants and $12,079 was paid to W.S. Griffith Securities, Inc.
   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide tax services and oversight of subagent's performance. For the six months ended June 30, 2003, financial agent fees were $80,059 as reported in the Statement of Operations, of which PEPCO received $18,619. Effective January 1, 2003, the fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.
   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 2003 transfer agent fees were $181,274 as reported in the Statement of Operations of which PEPCO retained $71,101.

   For the six months ended June 30, 2003, the Fund paid PXP Securities Corp., a wholly-owned subsidiary of PNX, brokerage commissions of $27,000 in connection with portfolio transactions effected on behalf of it.
   At June 30, 2003, PNX and its affiliates held 10,717 Class A shares and 3,073 Class B shares of the Fund with a combined value of $190,622.

3. PURCHASE AND SALE OF SECURITIES
   During the six months ended June 30, 2003, purchases and sales of investments, excluding short-term securities and U.S. Government and agency securities, amounted to $89,500,510 and $87,245,860, respectively. Purchases and sales of long-term U.S. Government and agency securities amounted to $2,531,289 and $3,750,900, respectively.

4. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.
   High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.
   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

5. FEDERAL INCOME TAX INFORMATION
   The Fund has capital loss carryovers of $4,102,133 expiring in 2009 and $4,908,077 expiring in 2010 which may be used to offset future capital gains. The Fund may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.


This report is not authorized for distribution to prospective investors in the Phoenix-Oakhurst Strategic Allocation Fund, unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

FUND MANAGEMENT

      Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                               PORTFOLIOS IN FUND
                                                    COMPLEX                           PRINCIPAL OCCUPATION(S)
   NAME, (AGE) AND               LENGTH OF        OVERSEEN BY                         DURING PAST 5 YEARS AND
      ADDRESS                   TIME SERVED         TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 Robert Chesek (68)          Served since             24            Currently retired.
                             1981.
------------------------------------------------------------------------------------------------------------------------------------
 E. Virgil Conway (73)       Served since             34            Chairman, Rittenhouse Advisors, LLC (consulting firm) since
 Rittenhouse Advisors, LLC   1993.                                  2001. Trustee/Director, Realty Foundation of New York
 101 Park Avenue                                                    (1972-present), Pace University (1978-present), New York
 New York, NY 10178                                                 Housing Partnership Development Corp. (Chairman)
                                                                    (1981-present), Greater New York Councils, Boy Scouts of
                                                                    America (1985-present), Academy of Political Science (Vice
                                                                    Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                                    (1989-present), The Harlem Youth Development Foundation
                                                                    (1998-present). Chairman, Metropolitan Transportation
                                                                    Authority (1992-2001). Director, Trism, Inc. (1994-2001),
                                                                    Consolidated Edison Company of New York, Inc. (1970-2002),
                                                                    Atlantic Mutual Insurance Company (1974-2002), Centennial
                                                                    Insurance Company (1974-2002), Josiah Macy, Jr., Foundation
                                                                    (1975-2002), Union Pacific Corp. (1978-2002), BlackRock
                                                                    Freddie Mac Mortgage Securities Fund (Advisory Director)
                                                                    (1990-2002), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
 Harry Dalzell-Payne (73)    Served since             27            Currently retired.
 The Flat, Elmore Court      1993.
 Elmore, GL05, GL2 3NT U.K.
------------------------------------------------------------------------------------------------------------------------------------
 Francis E. Jeffries (72)    Served since             27            Director, The Empire District Electric Company
 8477 Bay Colony Dr. #902    1995.                                  (1984-present). Director (1989-1997), Chairman of the Board
 Naples, FL 34108                                                   (1993-1997), Phoenix Investment Partners, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
 Leroy Keith, Jr. (64)       Served since             24            Partner, Stonington Partners, Inc. (private equity fund)
 Stonington Partners, Inc.   1986.                                  since 2001. Chairman (1995 to 2000) and Chief Executive
 736 Market Street,                                                 Officer (1995-1998), Carson Products Company (cosmetics).
 Ste. 1430                                                          Director/Trustee, Evergreen Funds (6 portfolios).
 Chattanooga, TN 37402
------------------------------------------------------------------------------------------------------------------------------------
 Geraldine M. McNamara (52)  Served since             34            Managing Director, U.S. Trust Company of New York (private
 United States Trust         2001.                                  bank) (1982-present).
 Company of NY
 114 West 47th Street
 New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------
 Everett L. Morris (74)      Served since             34            Vice President, W.H. Reaves and Company (investment
 W.H. Reaves and Company     1995.                                  management) (1993-present).
 10 Exchange Place
 Jersey City, NJ 07302
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                               PORTFOLIOS IN FUND
                                                    COMPLEX                           PRINCIPAL OCCUPATION(S)
   NAME, (AGE) AND               LENGTH OF        OVERSEEN BY                         DURING PAST 5 YEARS AND
      ADDRESS                   TIME SERVED         TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 Richard E. Segerson (57)     Served since            27            Managing Director, Northway Management Company
 Northway Management          1993.                                 (1998-present). Managing Director, Mullin Associates
 Company                                                            (1993-1998).
 164 Mason Street
 Greenwich, CT 06830
------------------------------------------------------------------------------------------------------------------------------------
 Lowell P. Weicker, Jr. (72)  Served since            24            Director, UST Inc. (1995-present), HPSC Inc. (1995-present),
 200 Duke Street              1995.                                 Compuware (1996-present) and WWF, Inc. (2000-present).
 Alexandria, VA 22314                                               President, The Trust for America's Health (non-profit)
                                                                    (2001-present). Director, Duty Free International, Inc.
                                                                    (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                                        NUMBER OF
                                                   PORTFOLIOS IN FUND
    NAME, (AGE), ADDRESS                                 COMPLEX                           PRINCIPAL OCCUPATION(S)
    AND POSITION(S) WITH           LENGTH OF           OVERSEEN BY                         DURING PAST 5 YEARS AND
           TRUST                  TIME SERVED            TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche (68)    Served since                 27         Limited Managing Director, Lazard Freres & Co. LLC
 Lazard Freres & Co. LLC      2002.                                   (1983-present). Director, The Phoenix Companies, Inc.
 30 Rockefeller Plaza,                                                (2001-present) and Phoenix Life Insurance Company
 59th Floor                                                           (1989-present).
 New York, NY 10020
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin (56)  Served since                 44         Consultant, Phoenix Companies, Inc. (2002-present).
                              1989.                                   Director, PXRE Corporation (Delaware) (1985-present), World
 Chairman and President                                               Trust Fund (1991-present). Chairman (1997-2002), Director
                                                                      (1995-2002), Vice Chairman (1995-1997) and Chief Executive
                                                                      Officer (1995-2002), Phoenix Investment Partners, Ltd.
                                                                      Director, Executive Vice President and Chief Investment
                                                                      Officer, The Phoenix Companies, Inc. (2001-2002). Director
                                                                      (1994-2002) and Executive Vice President, Investments
                                                                      (1988-2002), Phoenix Life Insurance Company. Director
                                                                      (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                                      Counsel, Inc. Director (1984-2002) and President
                                                                      (1990-2000), Phoenix Equity Planning Corporation. Chairman
                                                                      and Chief Executive Officer, Phoenix/Zweig Advisers LLC
                                                                      (1999-2002). Director and President, Phoenix Investment
                                                                      Management Company (2001-2002). Director and Executive Vice
                                                                      President, Phoenix Life and Annuity Company (1996-2002).
                                                                      Director and Executive Vice President, PHL Variable
                                                                      Insurance Company (1995-2002). Director, Phoenix National
                                                                      Trust Company (1996-2002). Director and Vice President, PM
                                                                      Holdings, Inc. (1985-2002). Director, PHL Associates, Inc.
                                                                      (1995-2002). Director (1992-2002) and President (1992-1994),
                                                                      WS Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

* Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
** Mr. McLoughlin is an "interested person," as defined in the Investment
   Company Act of 1940, by reason of his relationship with The Phoenix Companies, Inc. and its affiliates.

------------------------------------------------------------------------------------------------------------------------------------
                                                        NUMBER OF
                                                   PORTFOLIOS IN FUND
    NAME, (AGE), ADDRESS                                 COMPLEX                           PRINCIPAL OCCUPATION(S)
    AND POSITION(S) WITH           LENGTH OF           OVERSEEN BY                         DURING PAST 5 YEARS AND
           TRUST                  TIME SERVED            TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 ***James M. Oates (57)       Served since                 29         Chairman, Hudson Castle Group Inc. (formerly IBEX Capital
 Hudson Castle Group Inc.     1987.                                   Markets Inc.) (financial services) (1997-present). Managing
 c/o Northeast Investment                                             Director, Wydown Group (consulting firm) (1994-present).
 Management, Inc.                                                     Director, Investors Financial Service Corporation
 50 Congress Street,                                                  (1995-present), Investors Bank & Trust Corporation
 Ste. 1000                                                            (1995-present), Plymouth Rubber Co. (1995-present), Stifel
 Boston, MA 02109                                                     Financial (1996-present), Connecticut River Bancorp
                                                                      (1998-present), Connecticut River Bank (1998-present) and
                                                                      Trust Company of New Hampshire (2002-present). Director and
                                                                      Treasurer, Endowment for Health, Inc. (2000-present).
                                                                      Chairman, Emerson Investment Management, Inc.
                                                                      (2000-present). Investment Committee, New Hampshire
                                                                      Charitable Foundation (2001-present). Vice Chairman,
                                                                      Massachusetts Housing Partnership (1998-1999). Director,
                                                                      Blue Cross and Blue Shield of New Hampshire (1994-1999), AIB
                                                                      Govett Funds (1991-2000), Command Systems, Inc. (1998-2000),
                                                                      Phoenix Investment Partners, Ltd. (1995-2001) and 1Mind,
                                                                      Inc. (1999-2001).
------------------------------------------------------------------------------------------------------------------------------------

*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group Inc. and The Phoenix Companies, Inc. and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                              POSITION(S) HELD WITH
   NAME, (AGE) AND                             TRUST AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      ADDRESS                                      TIME SERVED                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
 William R. Moyer (58)                        Executive Vice            Executive Vice President and Chief Financial Officer
                                              President since 1991.     (1999-present), Senior Vice President and Chief Financial
                                                                        Officer (1995-1999), Phoenix Investment Partners, Ltd.
                                                                        Director (1998-present), Senior Vice President, Finance
                                                                        (1990-present), Chief Financial Officer (1996-present), and
                                                                        Treasurer (1998-present), Phoenix Equity Planning
                                                                        Corporation. Director (1998-present), Senior Vice President
                                                                        (1990-present), Chief Financial Officer (1996-present) and
                                                                        Treasurer (1994-present), Phoenix Investment Counsel, Inc.
                                                                        Senior Vice President and Chief Financial Officer, Duff &
                                                                        Phelps Investment Management Co. (1996-present). Vice
                                                                        President, Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
 John F. Sharry (51)                          Executive Vice            President, Private Client Group (1999-present), Executive
                                              President since 1998.     Vice President, Retail Division (1997-1999), Phoenix
                                                                        Investment Partners, Ltd. President, Private Client Group,
                                                                        Phoenix Equity Planning Corporation (2000-present).
                                                                        Executive Vice President, Phoenix Fund Complex
                                                                        (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
 Robert S. Driessen (55)                      Vice President            Vice President and Compliance Officer, Phoenix Investment
                                              since 1999.               Partners, Ltd. (1999-present) and Vice President and
                                                                        Compliance Officer, Phoenix Investment Counsel, Inc.
                                                                        (1999-2003). Vice President, Phoenix Fund Complex
                                                                        (1999-present). Compliance Officer (2000-present) and
                                                                        Associate Compliance Officer (1999), PXP Securities Corp.
                                                                        Vice President, Risk Management Liaison, Bank of America
                                                                        (1996-1999). Vice President, Securities Compliance, The
                                                                        Prudential Insurance Company of America (1993-1996). Branch
                                                                        Chief/Financial Analyst, Securities and Exchange Commission,
                                                                        Division of Investment Management (1972-1993).
------------------------------------------------------------------------------------------------------------------------------------
 Nancy G. Curtiss (50)                        Treasurer since 1994.     Vice President, Fund Accounting (1994-present) and Treasurer
                                                                        (1996-present), Phoenix Equity Planning Corporation.
                                                                        Treasurer, Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
 Richard J. Wirth (44)                        Secretary since 2002.     Vice President and Insurance and Investment Products Counsel
 One American Row                                                       (2002-present), Counsel (1993-2002), Phoenix Life Insurance
 Hartford, CT 06102                                                     Company.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM



--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                                                                 ---------------
                                                                    PRESORTED
                                                                     STANDARD
                                                                       U.S.
                                                                     POSTAGE
                                                                       PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


[GRAPHIC OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.

E-DELIVERY OF
YOUR FUND
COMMUNICATIONS
NOW AVAILABLE!

TO SIGN UP, GO TO
THE INDIVIDUAL
INVESTORS AREA AT
PHOENIXINVESTMENTS.COM
AND LOG IN. SELECT AN
ACCOUNT, THEN CLICK THE
"E-DELIVERY" BUTTON.


PXP 462 (8/03)




ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   Phoenix-Oakhurst Strategic Allocation Fund
               -----------------------------------------------------------------

By (Signature and Title)*           /S/PHILIP R. MCLOUGHLIN
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date   9/5/03
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /S/PHILIP R. MCLOUGHLIN
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date   9/5/03
    ----------------------------------------------------------------------------


By (Signature and Title)*           /S/NANCY G. CURTISS
                         -------------------------------------------------------
                                    Nancy G. Curtiss, Treasurer
                                    (principal financial officer)

Date   9/5/03
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.